Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Property and Equipment, Net

3.  Property and Equipment, Net

Property and equipment, net:

	December 31,
	2011	2012
	RMB
Cost:
Buildings	101,104	136,886
Equipment	101,526	123,082
Office furniture and fixtures	14,239	24,942
Leasehold improvements	131,343	178,979
Less: accumulated depreciation	(68,750)	(126,496)
Less: impairment of long lived assets	(3,366)	(13,195)
Construction in progress:	22,029	44,041
	298,125	368,239

Constructions in progress consist of mainly office headquarters and one restaurant property under construction, as well as renovations for restaurants under development.

Depreciation expense for all property and equipment for the years ended December 31, 2010, 2011 and 2012 was RMB21,288 ,RMB38,274 and RMB59,411 ($9.5  million), respectively.